THE ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein Large Cap Growth Fund

-AllianceBernstein Greater China ’97 Fund

Supplement dated February 16, 2012 to the Summary Prospectuses and Prospectus dated November 1, 2011 of the AllianceBernstein Growth Funds offering Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Large Cap Growth Fund and AllianceBernstein Greater China ’97 Fund and to the Summary Prospectus and Prospectus dated November 1, 2011 of the AllianceBernstein Growth Funds offering Class A, Class R, Class K and Class I shares of AllianceBernstein Large Cap Growth Fund (together the “Prospectuses”).

Both of the Funds listed above are hereinafter referred to as a “Fund” or collectively, the “Funds”.

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for that Fund and reflects those persons responsible for day-to-day management of the Fund’s portfolio.

AllianceBernstein Large Cap Growth Fund

Employee	Length of Service	Title
Frank V. Caruso	Since 2012	Senior Vice President of the Adviser
Vincent C. DuPont	Since 2012	Senior Vice President of the Adviser
John H. Fogarty	Since 2012	Senior Vice President of the Adviser

AllianceBernstein Greater China ’97 Fund

Employee	Length of Service	Title
Jean-Francois Van de Walle	Since 2011	Senior Vice President of the Adviser

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The following supplements certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectus with respect to the Funds.

AllianceBernstein Large Cap Growth Fund

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Frank V. Caruso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

Vincent C. DuPont; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

John H. Fogarty; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2007.

AllianceBernstein Greater China ’97 Fund

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Jean-Francois Van de Walle, since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a similar capacity as a portfolio manager since prior to 2007.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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